Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	15,176,732
Proposed Maximum Offering Price per Unit	20.02
Maximum Aggregate Offering Price	$ 303,838,174.64
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,517.63
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s Class A common stock (“Class A Common Stock”) that become issuable under the 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.
The amount registered represents an automatic increase equal to 5% of the total outstanding shares of Class A and Class B-1
Common Stock on the last day of the immediately preceding fiscal year to the number of Class A Common Stock reserved for issuance under, and which annual increase is provided for, in the 2021 Plan.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $20.02 per share, which is the average of the high and low sale prices of Class A Common Stock as reported on the New York Stock Exchange on February 18, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 2021 Employee Stock Purchase Plan
Amount Registered | shares	3,035,346
Proposed Maximum Offering Price per Unit	17.02
Maximum Aggregate Offering Price	$ 51,661,588.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,909.39
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of Class A Common Stock that become issuable under the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.
The amount registered represents an automatic increase equal to 1% of the total outstanding shares of Class A and Class B-1
Common Stock on the last day of the immediately preceding fiscal year to the number of Class A Common Stock reserved for issuance under, and which annual increase is provided for, in the 2021 ESPP.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $20.02 per share, which is the average of the high and low sale prices of Class A Common Stock as reported on the New York Stock Exchange on February 18, 2025.
Pursuant to the 2021 ESPP, the purchase price of Class A Common Stock reserved for issuance thereunder will be 85% of the         lower of the fair market value of Class A Common Stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2021 ESPP).